Related Party Transactions - Summary of Carrying amount in Joint Venture and Asoociated Companies (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Joint ventures where entity is venturer [member]
Disclosure of associates [line items]
Carrying amount	$ 412	$ 343
Share of net income	99	99
Associates [member]
Disclosure of associates [line items]
Carrying amount	573	501
Share of net income	$ 62	$ 52